Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 7 – Income Taxes

The provision for income taxes for the Company's continuing operations consists of:

	Years Ended December 31,
	2011		2010	2009
Current:
Federal	$(1,207	) $	(8,123)	$11,081
State	(1,844)		12,292	10,072
	(3,051)		4,169	21,153
Deferred:
Federal	78,399		70,322	42,336
State	(4,257)		1,678	1,385
	74,142		72,000	43,721

Total tax expense	$71,091		$76,169	$64,874

The statutory Federal tax rate is 35% and for states with a corporate net income tax, the state corporate net income tax rates range from 5% to 9.99% for all years presented.

The reasons for the differences between amounts computed by applying the statutory Federal income tax rate to income before income tax expense for the Company's continuing operations are as follows:

	Years Ended December 31,
	2011	2010	2009
Computed Federal tax expense at statutory rate	$75,549	$68,028	$57,758
State income taxes, net of federal tax benefit	(3,966)	9,081	7,447
Increase in tax expense for depreciation expense
to be recovered in future rates	551	210	395
Stock-based compensation	(366)	(54)	381
Deduction for Aqua America common dividends
paid under employee benefit plan	(345)	(374)	(293)
Amortization of deferred investment tax credits	(340)	(333)	(267)
Domestic Production Credit	-	-	(609)
Other, net	8	(389)	62
Actual income tax expense	$71,091	$76,169	$64,874

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 was enacted on December 17, 2010 and provided for a 100 percent expensing allowance for qualifying capital additions placed in service after September 8, 2010 through tax year 2011, and extended 50 percent bonus depreciation for qualifying capital additions for tax year 2012. In February 2011, one of the Company's state tax jurisdictions issued guidance that it would recognize the 100% expensing allowance. As a result of this guidance and the flow-through treatment afforded by that state's regulatory commission, the net state income tax benefit reduced the Company's 2011 state income tax expense by $14,800 and reduced the Company's effective state income tax rate.

The following table provides the components of the net deferred tax liability from continuing operations:

	December 31,
	2011	2010
Deferred tax assets:
Customers' advances for construction	$17,650	$17,080
Costs expensed for book not deducted
for tax, principally accrued expenses	900	8,344
Utility plant acquisition adjustment
basis differences	11,614	14,176
Postretirement benefits	36,141	24,659
Tax loss carryfoward	47,860	12,575
Other	2,183	1,679
	116,348	78,513
Less valuation allowance	9,331	9,601
	107,017	68,912

Deferred tax liabilities:
Utility plant, principally due to
depreciation and differences in the basis
of fixed assets due to variation in tax
and book accounting	584,628	463,012
Deferred taxes associated with the gross-up
of revenues necessary to recover, in rates,
the effect of temporary differences	43,710	30,732
Tax effect of regulatory asset for
postretirement benefits	36,141	24,659
Deferred investment tax credit	6,544	6,807
	671,023	525,210

Net deferred tax liability	$564,006	$456,298

At December 31, 2011 and 2010, the Company recorded Federal net operating loss ("NOL") carryforwards of $76,064 and $21,194, respectively. The Company believes the Federal NOL carryforwards are more likely than not to be recovered and require no valuation allowance. The Company's Federal NOL carryforwards do not begin to expire until 2030 and 2031, respectively.

In 2011, as a result of the Company's Federal cumulative net operating loss of $97,258, the Company ceased recognizing the windfall tax benefit associated with stock-based compensation, because the deduction did not reduce income taxes payable. Upon realization of the Company's Federal net operating loss, the Company will recognize a windfall tax benefit of $588.

At December 31, 2011 and 2010, the Company recorded state net operating loss ("NOL") carryforwards of $76,491 and $67,533, respectively, a portion of which are offset by a valuation allowance because the Company does not believe these NOL's are more likely than not to be realized. The state NOL carryforwards do not begin to expire until 2022 and 2021 respectively.

On October 5, 2011, the Company received from the Internal Revenue Service its 2010 income tax refund of $33,600. The refund resulted from a substantial portion of the Company's capital expenditures qualifying for either bonus depreciation or the 100% expensing allowance.

The Company has analyzed filing positions in its Federal and state jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions. The Company believes its income tax filing positions and deductions will be sustained under both Federal and state audits and it believes it does not have significant uncertain tax positions that, in the event of adjustment, will result in a material effect on its results of operations or financial position, and the Company does not have a reserve for uncertain tax positions. The Company has elected to recognize accrued interest and penalties related to uncertain tax positions as income tax expense. As of December 31, 2011, the Company's Federal income tax returns for all years through 2007 have been closed. The Federal income tax return for tax year 2008 has been settled through examination. Tax years 2009, 2010, and 2011 remain open to Federal examination. The statute remains open for the Company's state income tax returns for tax years 2008, 2009, and 2010 in the various states the Company's conducts business in. There is currently an Illinois state income tax audit underway for tax years 2008 and 2009.